(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Unconsolidated Financial Information Tables Abstract
Schedule of condensed unconsolidated financial information

UNCONSOLIDATED STATEMENTS OF FINANCIAL POSITION

ASSETS	December 31, 2018	December 31, 2017
Cash and cash equivalents	79,364	6,581
Dividends and interest on capital	701,731	204,807
Other receivables	18,504	63,994
Total current assets	799,599	275,383
Deferred tax assets	112,522	145,779
Investments	9,816,139	8,557,673
Other receivables	79,693	484,814
Total noncurrent assets	10,008,354	9,188,265
Total assets	10,807,954	9,463,648

LIABILITIES	December 31, 2018	December 31, 2017
Debentures	-	1,938
Dividends and interest on capital	491,602	281,919
Other payables	39,778	19,955
Total current liabilities	531,380	303,812
Debentures	-	184,388
Provision for tax, civil and labor risks	241	600
Other payables	13,584	13,320
Total noncurrent liabilities	13,825	198,307
Equity	10,262,749	8,961,528
Total liabilities and equity	10,807,954	9,463,648

UNCONSOLIDATED STATEMENTS OF PROFIT OR LOSS FOR THE YEAR

	2018	2017	2016
Net operating revenue	1	1	1,713
General and administrative expenses	(43,930)	(42,771)	(50,860)
Other operating expenses	9	-	-
Income from electric energy service	(43,920)	(42,770)	(49,147)
Equity interests in subsidiaries, associates and joint ventures	2,250,835	1,349,766	922,362
Finance income (expenses)	(27,300)	(56,471)	17,183
Profit before taxes	2,179,615	1,250,525	890,398
Social contribution and income tax	(121,575)	(70,775)	10,487
Profit for the year	2,058,040	1,179,750	900,885

	2018	2017	2016
Profit for the year	2,058,040	1,179,750	900,885
Items that will not be reclassified subsequently to profit and loss
Equity in comprehensive income of subsidiaries	(238,780)	96,000	(394,175)
Items that will be reclassified subsequently to profit and loss
Equity in comprehensive income of subsidiaries	17,963	-	-
Total comprehensive income for the year	1,837,223	1,275,750	506,710

UNCONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEAR

	2018	2017	2016
OPERATING CASH FLOW
Profit before taxes	2,179,615	1,250,525	890,398
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	201	217	193
Provision for tax, civil and labor risks	(117)	61	425
Interest on debts, inflation adjustment and exchange rate changes	2,932	61,520	42,395
Equity interests in subsidiaries, associates and joint ventures	(2,250,835)	(1,349,766)	(922,362)
	(68,204)	(37,443)	11,049
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	596,100	1,172,336	1,606,073
Taxes recoverable	109,719	65,182	3,261
Other operating assets and liabilities	13,021	(19,043)	8,459
CASH FLOWS PROVIDED BY OPERATIONS	650,636	1,181,032	1,628,842
Interest paid on debts and debentures	(4,235)	(71,844)	(45,470)
Income tax and social contribution paid	(80,234)	(47,438)	(27,117)
NET CASH FROM OPERATING ACTIVITIES	566,167	1,061,750	1,556,255

INVESTING ACTIVITIES
Capital increase in investees	-	(9,400)	-
Advance for future capital increases	(82,415)	(383,340)	(1,384,520)
Other investing activities	54,132	(72,435)	(42,178)
NET CASH USED IN INVESTING ACTIVITIES	(28,283)	(465,175)	(1,426,698)

FINANCING ACTIVITIES
Borrowings and debentures raised	-	-	609,060
Repayment of principal of borrowings and debentures	(186,000)	(434,000)	(888,408)
Repayment of derivatives	-	-	(4,711)
Dividends and interest on capital paid	(279,101)	(220,966)	(204,717)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(465,101)	(654,966)	(488,776)
NET INCREASE IN CASH AND CASH EQUIVALENTS	72,783	(58,390)	(359,218)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	6,581	64,973	424,192
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	79,364	6,581	64,974

Schedule of cash and cash equivalents
	December 31, 2018	December 31, 2017
Bank balances	2,824	508
Investment funds	76,540	6,073
Total	79,364	6,580

Schedule of dividends and interest on own capital
	Dividend		Interest on own capital		Total
Subsidiary	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
CPFL Paulista	92,596	49,798	110,214	-	202,810	49,798
CPFL Piratininga	6,226	-	31,708	-	37,934	-
CPFL Santa Cruz	-	24,918	19,160	13,960	19,160	38,878
RGE (*)	-	50,319	-	-	-	50,319
RGE Sul	26,795	-	94,312	-	121,107	-
CPFL Geração	71,099	-	102,436	-	173,535	-
CPFL Centrais Geradoras	815	17	-	-	815	17
CPFL Jaguari Geração	3,398	-	-	-	3,398	-
CPFL Brasil	111,083	20,748	2,451	2,361	113,534	23,109
CPFL Planalto	-	888	-	-	-	888
CPFL Atende	-	1,003	876	620	876	1,623
Nect	-	4,348	-	-	-	4,348
CPFL Telecom	1,111	-	-	-	1,111	-
CPFL Eficiência Energética	12,195	12,195	15,104	17,404	27,299	29,599
Authi	151	6,228	-	-	151	6,228
	325,469	170,461	376,261	34,344	701,730	204,807

(*) In December 31, 2018 this subsidiary was merged into RGE SUL

Schedule of other receivables
	Current		Noncurrent
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Income tax and social contribution recoverable	9,441	17,051	-	-
Other taxes recoverable	8,646	46,699	-	-
Associates and subsidiaries	-	-	72,933	127,147
Escrow deposits	-	-	703	665
Advance for future capital increase	-	-	-	350,000
Loans and financing guarantees of subsidiaries	-	-	4,863	5,761
Others	417	243	1,197	1,241
Total	18,504	63,994	79,693	484,814

Schedule of deferred tax assets
	December 31, 2018	December 31, 2017
Social contribution credit (debit)
Tax losses carryforwards	29,750	38,216
Temporarily nondeductible differences	(355)	(408)
Subtotal	29,395	37,808

Income tax credit (debit)
Tax losses carryforwards	84,113	109,103
Temporarily nondeductible differences	(986)	(1,132)
Subtotal	83,127	107,971

Total	112,522	145,779

Schedule of investments in subsidiaries
	Number of shares (thousand)	December 31, 2018	December 31, 2017	2018	2017	2016
Investment		Equity interest		Share of profit (loss) of investees
CPFL Paulista	880,653	1,910,866	1,370,403	649,516	280,354	255,329
CPFL Piratininga	53,096,770	516,235	461,059	182,654	152,080	68,114
CPFL Santa Cruz	-	-	-	-	23,447	23,797
CPFL Leste Paulista	-	-	-	-	9,589	10,731
CPFL Sul Paulista	-	-	-	-	10,545	8,455
Companhia Jaguari de Energia (CPFL Santa Cruz)	359,058	392,040	340,463	81,191	11,720	7,988
CPFL Mococa	-	-	-	-	6,999	9,198
RGE	-	-	1,680,334	232,731	117,700	102,647
RGE Sul (RGE)	1,125	3,286,587	1,228,317	255,854	57,305	-
CPFL Geração	205,492,020	2,625,465	2,354,115	766,451	594,026	401,148
CPFL Jaguari Geração (*)	40,108	58,656	50,970	13,592	15,709	6,655
CPFL Brasil	3,000	72,680	96,093	91,502	94,455	104,235
CPFL Planalto (*)	630	2,444	3,293	3,567	3,550	2,476
CPFL Serviços	1,564,844	120,929	105,105	(24,076)	(12,863)	(8,175)
CPFL Atende (*)	13,991	19,363	19,338	9,527	7,128	5,833
Nect (*)	2,059	16,558	15,515	19,087	17,392	13,424
CPFL Total (*)	9,005	19,953	20,624	21,690	20,865	12,817
CPFL Jaguariuna (*)	-	-	-	-	(8,360)	(35,498)
CPFL Telecom	119,780	5,465	2,018	4,442	(14,021)	(33,333)
CPFL Centrais Geradoras	16,128	15,998	16,177	618	735	(958)
CPFL Eficiência Energética	48,164	85,744	55,252	(11,908)	(2,582)	5,926
Authi (*)	10	21,463	18,694	28,604	24,912	24,264
Subtotal - by subsidiary's equity		9,170,444	7,837,770	2,325,042	1,410,685	985,074
Amortization of fair value adjustment of assets		-	-	(74,207)	(60,918)	(62,713)
Total		9,170,444	7,837,770	2,250,835	1,349,766	922,362

Investment		9,088,049	7,804,429
Advances for future capital increases		82,395	33,340

(*) number of quotas

Schedule of dividends received
	2018	2017	2016
CPFL Paulista	100,120	2,228	948,624
CPFL Piratininga	28,445	112,638	267,647
CPFL Santa Cruz	-	8,427	40,009
CPFL Leste Paulista	-	4,449	9,242
Companhia Jaguari de Energia (CPFL Santa Cruz)	45,770	-	1,291
CPFL Mococa	-	-	7,991
RGE	23,525	24,672	172,432
CPFL Geração	298,511	779,533	110,532
CPFL Brasil	2,859	166,695	1,601
CPFL Jaguari Geração	2,508	11,061	4,288
CPFL Planalto	5,304	1,471	2,835
CPFL Serviços	-	-	-
CPFL Atende	10,094	5,666	3,382
CPFL Total	22,361	17,810	10,767
Nect	22,392	13,424	18,155
CPFL Centrais Geradoras	-	-	4,740
CPFL Eficiência Energética	2,300	-	-
Authi	31,912	24,264	2,537
TOTAL	596,100	1,172,336	1,606,073

Schedule of debentures
		December 31, 2018	December 31, 2017
		Total	Current and noncurrent interest	Noncurrent principal	Total
5th Issue	Single series	-	2,817	186,000	188,817